CONTINGENCIES AND OTHER MATTERS (Details Textual) ounce in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2022 MXN ($) ounce	Dec. 31, 2022 USD ($) ounce	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2013 CAD ($)	Jun. 30, 2013 USD ($)
Disclosure Of Contingencies And Other Matters [Line Items]
Gains on litigation settlements		$ 93,800,000
Proceeds from litigation settlement	$ 14,100,000
Estimated financial effect of contingent assets									$ 81.5	$ 64,300,000	$ 81.5	$ 64,300,000
Wheaton Precious Metals International Ltd [Member] | Mexico - San Dimas [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Maximum silver production required to be sold | ounce			6	6
Percent of silver production required to be sold			50.00%	50.00%
Silver, selling price, per ounce				$ 4.014
Purchase agreement, annual inflation increase, percent			1.00%	1.00%
Tax Assessments By Sat Related To Audits Of 2010 To 2012 Tax Returns							$ 4,919.0	$ 253,400,000
Tax assessments by SAT related to audits of 2013 tax return					$ 2,723.0	$ 139,700,000
Potential incremental income tax before interest and penalties			$ 4,995.0	$ 257,300,000
Minera La Encantada, S.A. de C.V. [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments by SAT related to audits of 2013 tax return							95.5	4,900,000
Tax assessments issued by SAT related to fiscal 2014 for corporate income tax			305.2	15,700,000
Tax assessments issued by SAT related to fiscal 2015 for corporate income tax			$ 3,968.0	204,400,000
Corporacion First Majestic, S.A. de C.V. [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments by SAT related to audits of 2013 tax return							$ 302.0	$ 15,600,000
One-time payments				21,300,000
Deferred tax expense				55,700,000
First Majestic Plata, S.A. de C.V.[Member]
Disclosure Of Contingencies And Other Matters [Line Items]
One-time payments				$ 6,300,000